Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2023
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 23 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2023
Revenue	$1,242,564	$1,235,962	$1,223,304	$1,185,720
Operating income	138,925	182,714	182,277	150,074
Net income attributable to Amdocs Limited	102,011	159,428	149,603	129,667
Basic earnings per share	0.86	1.33	1.24	1.07
Diluted earnings per share	0.86	1.32	1.23	1.07
2022
Revenue	$1,166,504	$1,160,290	$1,145,271	$1,104,632
Operating income	171,686	169,314	163,651	160,146
Net income attributable to Amdocs Limited	128,936	128,466	158,497	133,602
Basic earnings per share	1.06	1.05	1.29	1.07
Diluted earnings per share	1.05	1.04	1.28	1.07